Fees Summary	Oct. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 83,895,000
Previously Paid Amount	0.00
Total Fee Amount	11,585.90
Total Offset Amount	0.00
Net Fee	11,585.90
Narrative - Max Aggregate Offering Price	$ 83,895,000
Final Prospectus	true